Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 80,234
2027	26,745
Total future minimum lease payments	106,979
Less: imputed interest	2,850
Present value of lease liabilities	$ 104,129	$ 23,407